FINANCIAL LIABILITIES - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jun. 10, 2022	Sep. 30, 2023 shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)		21,100,000	3,200,000
Exchangeable shares issued, gross | $			$ 134
Share issue related cost | $			$ 6
Number of share issued, opening (in dollar per share) | $ / shares				$ 31.49
Dividends recognised as distributions to owners | $				$ 178	$ 158	$ 115
Stock split conversion ratio	1.5
Exchangeable shares outstanding (Shares)
Disclosure of detailed information about financial instruments [line items]
Issuance of exchangeable LP units (in shares)				220,956
Exchangeable share conversion (in shares)				11,002	17,512
Class C Shares
Disclosure of detailed information about financial instruments [line items]
Equity issued, exchangeable shares (in shares)		9,000,000